Securities Available for Sale - Additional Information (Detail) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Carrying value of securities that were pledged to secure public deposits, Federal home loan bank advances and other	$ 29,800,000	$ 24,630,000	$ 22,665,000
Total Fair Value of Investment		814,000	27,029,000
Percentage of investment portfolio		1.90%	62.60%
Impairment of investments identified during the third quarter	$ 0